NOTES PAYABLE (Details) - USD ($)	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Notes payable	$ 775,000	$ 775,000	$ 0
Note Payable [Member]
Notes payable	250,000	250,000	0
Notes Payable One [Member]
Notes payable	200,000	200,000	0
Notes Payable Two [Member]
Notes payable	75,000	75,000	0
Notes Payable Three [Member]
Notes payable	$ 250,000	$ 250,000	$ 775,000